SUBSEQUENT EVENTS (Details) - Subsequent event $ / shares in Units, € in Millions, $ in Millions		1 Months Ended
	Mar. 06, 2025 shares	Apr. 30, 2025 item $ / shares shares	Feb. 28, 2025 EUR (€)	Feb. 28, 2025 USD ($)
Subsequent events
Dividend withholding tax paid			€ 173.7	$ 181.5
Avride employee stock incentive plan | Avride Holding Inc
Subsequent events
Shares authorized	7,926,674
Percentage of fully diluted share capital	20.00%
Employee Stock Option
Subsequent events
Number of options granted		2,000,000
Number of persons in senior management | item		3
Exercise price | $ / shares		$ 100
Vesting period		4 years
Employee Stock Option | Maximum
Subsequent events
Exercisable period		10 years